Business Combinations, Acquisitions and Non-controlling Interest - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		80.00%
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Net of cash paid			$ 152,896,000
Additional non-controlling interest acquired		$ 7,720,000	1,104,662,000
Claro [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 16,500
Percentage of voting equity interests acquired			32.00%
Proportion of voting rights held in subsidiary	22.00%
Number Of Mobile Access Sites	$ 4,700